Events after the reporting year (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period
Compensation expense		€ 17,137	€ 29,825
Leipzig, Germany
Disclosure of non-adjusting events after reporting period
Percentage of customer shipments covered by distribution center		80.00%
Announcing or commencing implementation of major restructuring | Forecast | Leipzig, Germany
Disclosure of non-adjusting events after reporting period
Expense of restructuring activities	€ 5,000
Execution of new long-term incentive compensation program | MYT Netherlands, 2024 Omnibus Incentive Compensation Plan | Forecast
Disclosure of non-adjusting events after reporting period
Long-term incentive plan, term	3 years
Performance share unit, measurement term	3 years
Performance share unit, vesting period	3 years
Restricted stock units, vesting period	3 years
Compensation expense	€ 6,800